FlowStone Opportunity Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Investment Funds*	Geographic Region**	Investment Strategy	Shares	Cost	Fair Value	% of Net Assets	Original Acquisition Date
Primary Investments
Apax X USD, L.P.(a)(b)	Guernsey	Leveraged Buyout		$1,965,136	$2,374,735	0.39%	3/3/2020
Apax XI USD, L.P.(a)(b)(c)	Guernsey	Leveraged Buyout		—	(137,006)	-0.02%	6/30/2022
Clayton, Dubilier & Rice Fund XII, L.P(a)(b)(c)	North America	Leveraged Buyout		—	(60,651)	-0.01%	9/2/2022
Clearlake Capital Partners VII (USTE), L.P.(a)(b)	North America	Leveraged Buyout		5,137,344	5,394,937	0.89%	10/29/2021
Fin VC Flagship II, LP(a)(b)	North America	Venture		1,859,591	2,009,543	0.33%	5/6/2021
Great Hill Equity Partners VIII, L.P.(a)(b)	North America	Leveraged Buyout		1,055,802	818,593	0.13%	1/31/2022
Kohlberg Investors X, L.P.(a)(b)(c)	North America	Leveraged Buyout		—	(48,351)	-0.01%	6/30/2023
Liquid Stock I, L.P.(a)(b)	North America	Private Equity Fund		3,568,902	4,194,688	0.69%	8/30/2019
Madison Dearborn Capital Partners VIII-A, L.P.(b)	North America	Leveraged Buyout		3,731,258	3,798,554	0.62%	6/21/2021
New Mountain Partners VI, L.P.(b)	North America	Leveraged Buyout		1,577,493	1,803,211	0.30%	4/8/2020
Sun Capital Partners VIII-A, L.P.(a)(b)	Cayman	Leveraged Buyout		2,013,255	1,802,925	0.30%	6/30/2022
The Veritas Capital Fund VIII, LP(b)	North America	Leveraged Buyout		4,347,411	4,107,463	0.68%	3/16/2022
Trident Capital IX, L.P.(a)(b)	North America	Leveraged Buyout		1,664,648	1,564,172	0.26%	9/17/2021
Vista Equity Partners Fund VIII-A, L.P.(a)(b)	North America	Leveraged Buyout		1,439,143	1,478,777	0.24%	8/24/2022
Warburg Pincus Global Growth 14, L.P.(a)(b)	North America	Leveraged Buyout		2,012,660	2,065,842	0.34%	1/31/2022
Total Primary Investments (Cost $30,372,643) (5.13%)***					31,167,432

Secondary Investments
AEA Investors Fund V LP (a)(b)	North America	Leveraged Buyout		495,492	723,131	0.12%	1/1/2022
AIC Credit Opportunities Partners Fund II, L.P.(b)	North America	Private Credit		3,729,297	3,119,712	0.51%	10/31/2019
American Securities Partners VI, L.P.(a)(b)	North America	Leveraged Buyout		2,926,002	2,995,823	0.50%	12/31/2021
Ampersand CF Limited Partnership - Class A(a)(b)	North America	Leveraged Buyout		169,071	1,274,628	0.22%	10/29/2020
Ampersand CF Limited Partnership - Class B(a)(b)	North America	Leveraged Buyout		302,221	2,272,592	0.38%	10/29/2020
Ampersand 2006, L.P.(a)(b)(d)	North America	Venture		—	4,413	0.00%	12/31/2019
Arsenal Capital Partners III-B LP.(a)(b)	North America	Leveraged Buyout		2,034,163	1,048,832	0.17%	1/1/2022
Audax Mezzanine Fund III, L.P.(a)(b)	North America	Private Credit		351,978	544,468	0.09%	6/30/2021
Audax Private Equity Fund III, L.P.(a)(b)	North America	Leveraged Buyout		—	163,822	0.03%	6/30/2023
Audax Private Equity Fund IV, L.P. (Rose)(a)(b)	North America	Leveraged Buyout		—	84,327	0.01%	6/30/2023
Audax Private Equity Fund V-A, L.P.(a)(b)	North America	Leveraged Buyout		13,712,504	16,312,890	2.68%	6/30/2023
Audax Private Equity Fund VI-A, L.P.(a)(b)	North America	Leveraged Buyout		24,037,496	23,148,182	3.81%	6/30/2023
August Capital V, L.P.(a)(b)	North America	Venture		10,066,877	12,912,142	2.12%	6/30/2022
August Capital V Special Opportunities, L.P.(a)(b)	North America	Venture		11,460	1,110,971	0.18%	6/30/2022
Awz Pentera II, LLC(a)(b)	North America	Venture		10,197,898	17,981,558	2.96%	8/24/2022
Bain Capital Empire Holdings, L.P. - Class C(a)(b)	North America	Leveraged Buyout		6,681,739	7,621,955	1.25%	10/5/2022
Bain Capital Europe III, L.P.(a)(b)	North America	Leveraged Buyout		190,183	95,153	0.02%	12/31/2021
Bain Capital Venture Fund 2009, L.P.(a)(b)	North America	Venture		6,649,539	3,670,486	0.60%	6/30/2022
BC European Capital IX, L.P.(a)(b)	Guernsey	Leveraged Buyout		8,764,118	6,739,281	1.11%	12/31/2020
BC Partners Galileo (2) L.P.(a)(b)	Guernsey	Leveraged Buyout		2,195,314	2,760,622	0.45%	6/10/2021
Brookfield Capital Partners V L.P.(a)(b)	North America	Leveraged Buyout		22,677,161	26,353,224	4.33%	6/30/2023
Caltius Partners IV, L.P.(b)	North America	Private Credit		4,136,905	4,164,757	0.69%	6/30/2021
Canaan VII, L.P.(a)(b)	North America	Venture		432,808	902,869	0.15%	12/31/2019
Carlyle Europe Partners IV, L.P.(b)	United Kingdom	Leveraged Buyout		1,482,962	1,138,566	0.19%	12/31/2021
Carlyle Partners VI, L.P.(b)	North America	Leveraged Buyout		2,464,286	1,353,297	0.22%	12/31/2021
Castle Harlan Partners V & AIV(a)(b)(d)(e)	North America	Leveraged Buyout		737,815	142,978	0.02%	9/30/2021
Catterton Partners VI, L.P.(a)(b)	North America	Leveraged Buyout		546,441	998,726	0.16%	12/31/2019
Centerbridge Special Credit Partners, L.P.(a)(b)	North America	Private Credit		71,891	13,230	0.00%	12/31/2021
Cerberus Institutional Partners VI, L.P.(a)(b)	North America	Leveraged Buyout		876,633	1,484,642	0.24%	7/30/2021
Charles River Partnership XIV, LP(a)(b)	North America	Venture		1,094,080	620,579	0.10%	6/30/2022
Clarus Lifesciences II, L.P.(b)	North America	Venture		—	590,736	0.10%	6/30/2022
Clayton, Dubilier & Rice Fund IX, L.P.(b)	North America	Leveraged Buyout		6,994,556	5,099,199	0.84%	12/31/2021
Columbia Capital Equity Partners V (QP), L.P.(a)(b)	North America	Venture		4,933,543	8,875,185	1.46%	6/30/2022
Court Square Capital Partners (Offshore) III, L.P.(b)	North America	Leveraged Buyout		4,787,326	3,672,292	0.60%	12/31/2021
CRG Partners III (Holdings I) L.P.(b)(e)	North America	Private Credit		402,758	355,968	0.06%	6/30/2021
Crosslink Ventures V, L.P.(a)(b)(d)(e)	North America	Venture		468,540	500,165	0.08%	1/1/2020
CVC Capital Partners VI (A) L.P.(b)	Jersey	Leveraged Buyout		5,272,374	3,815,938	0.63%	1/1/2022
Dace Ventures I, L.P.(a)(b)	North America	Venture		294,908	292,900	0.05%	12/31/2019
DBAG Fund VI (Guernsey) L.P.(a)(b)	Guernsey	Leveraged Buyout		1,435,331	1,204,062	0.20%	12/31/2021
DFJ Growth 2006 Continuation, L.P.(a)(b)(e)	North America	Leveraged Buyout		1,497,477	6,579,779	1.08%	12/31/2019
EagleTree Partners IV, LP(a)(b)	North America	Leveraged Buyout		1,227,724	1,539,694	0.25%	6/30/2021
EnerTech Capital Partners III, L.P.(a)(b)	North America	Venture		149,040	24,627	0.00%	12/31/2019
Falcon Strategic Partners III, L.P.(b)	North America	Private Credit		1,474,369	2,384,468	0.39%	6/30/2021
Fin Venture Capital I, L.P.(a)(b)	North America	Venture		3,620,010	7,837,721	1.29%	6/30/2020
Flexpoint Fund II (Cayman), L.P.(a)(b)(e)	Cayman	Venture		1,900,626	3,440,048	0.57%	6/30/2022
Flexpoint Fund II, L.P.(a)(b)(e)	North America	Venture		1,801,552	3,093,019	0.51%	6/30/2022
Flybridge Capital Partners III, LP(a)(b)	North America	Venture		10,938,653	8,558,646	1.41%	6/30/2022
Francisco Partners III (Cayman), L.P.(a)(b)	Cayman	Leveraged Buyout		—	618,654	0.10%	12/31/2020
Francisco Partners III (Domestic AIV), L.P.(a)(b)	North America	Leveraged Buyout		—	226,066	0.04%	12/31/2020
Francisco Partners III, L.P.(a)(b)	North America	Leveraged Buyout		—	868,979	0.14%	12/31/2020
GF Capital Private Equity Fund II-B, L.P.(a)(b)	North America	Leveraged Buyout		6,031,108	4,484,560	0.74%	12/31/2021
GTCR Evergreen Fund I/C LP(a)(b)	North America	Leveraged Buyout		5,119,200	5,600,890	0.92%	3/31/2023
Hony Capital Fund V, L.P.(a)(b)	North America	Leveraged Buyout		1,794,445	1,358,022	0.22%	1/31/2022
ICG Ludgate Hill IB SCSp(a)(b)(e)	Luxembourg	Leveraged Buyout		4,657,368	18,486,599	3.04%	6/22/2021
ICG Ludgate Hill IIIA Porsche LP(b)	Luxembourg	Leveraged Buyout		28,070,698	39,805,946	6.55%	9/26/2022
Icon Partners IV, L.P.(b)	North America	Leveraged Buyout		8,435,839	9,606,341	1.58%	5/21/2021
Icon Partners V C, L.P.(b)	North America	Leveraged Buyout		7,466,089	7,955,138	1.31%	8/27/2021
IK VII Fund(a)(b)	Jersey	Leveraged Buyout		132,803	219,704	0.04%	12/31/2021
Institutional Venture Partners XIV, L.P.(a)(b)	North America	Venture		2,569,264	1,091,154	0.18%	12/31/2021
Intermediate Capital Asia Pacific Fund 2008, L.P.(a)(b)(e)	Jersey	Private Credit		245,618	902,494	0.15%	6/30/2021
JFL-NG Continuation Fund, L.P.(a)(b)	North America	Leveraged Buyout		2,784,715	5,140,896	0.85%	10/27/2021
JK&B Capital V, L.P.(a)(b)(d)(e)	North America	Venture		148,521	145,449	0.02%	12/31/2019
Kohlberg TE Investors VIII-B, L.P.(a)(b)	North America	Leveraged Buyout		26,322,458	31,449,256	5.17%	12/30/2022
LEP Opportunities II, L.P.(a)(b)	North America	Leveraged Buyout		9,320,445	12,599,503	2.07%	6/27/2022
Lincolnshire Equity Fund IV-A, L.P.(a)(b)	North America	Leveraged Buyout		1,594,836	2,780,066	0.46%	12/31/2020
Littlejohn Fund IV, LP(a)(b)(e)	North America	Leveraged Buyout		268,332	742,335	0.12%	9/30/2021
Lord Investment S.a r.l. (Valextra SpA)(a)(e)(f)	Western Europe	Leveraged Buyout		1,867,892	1,485,806	0.24%	3/31/2022
MDCP Insurance SPV, L.P.(a)(b)	North America	Leveraged Buyout		8,888,889	11,065,400	1.82%	4/24/2023
MDV IX, L.P.(a)(b)	North America	Venture		6,134,654	8,901,535	1.46%	12/31/2020
Milestone Partners FS LP(a)(b)	North America	Leveraged Buyout		1,537,850	687,670	0.11%	12/31/2021
Milestone Partners IV, L.P.(a)(b)	North America	Leveraged Buyout		1,610,840	977,794	0.16%	12/31/2021
Morgenthaler Venture Partners IX, LP(a)(b)	North America	Venture		480,634	647,501	0.11%	12/31/2020
NEO Capital Private Equity Fund II L.P.(a)(b)(e)	Western Europe	Fund of Funds		1,785,102	1,949,837	0.32%	1/18/2022
Northstar Mezzanine Partners V, L.P.(b)	North America	Private Credit		1,976,273	395,783	0.07%	6/30/2021
New Enterprise Associates 13, L.P.(a)(b)	North America	Venture		6,510,322	4,692,264	0.77%	1/3/2023
NYLCAP Mezzanine Offshore Partners III, L.P.(b)	North America	Private Credit		628,918	381,398	0.06%	6/30/2021
Oaktree European Principal Fund III (U.S.), L.P.(a)(b)	North America	Private Credit		1,149,338	957,191	0.16%	11/1/2021
Onex Partners III LP(a)(b)	North America	Leveraged Buyout		473,895	680,928	0.11%	10/1/2021
Onset VI, L.P.(a)(b)	North America	Venture		588,471	527,265	0.09%	6/30/2022
Park Square Capital Partners II, L.P.(b)	Guernsey	Private Credit		1,680,967	2,145,973	0.35%	6/30/2021
Parthenon Investors III, L.P.(b)	North America	Leveraged Buyout		434,543	934,300	0.15%	12/31/2019
Peepul Capital Fund II LLC(a)(b)(e)	Global	Venture		1,012,484	1,922,999	0.32%	6/30/2022
Pegasus WSJLL Fund, L.P.(a)(b)	North America	Leveraged Buyout		8,628,372	9,700,000	1.60%	12/14/2021
Permira V(a)(b)(e)	Guernsey	Leveraged Buyout		5,855,691	3,288,531	0.54%	2/1/2022
Platinum Equity Capital Partners III, L.P.(b)(e)	North America	Leveraged Buyout		1,248,161	1,125,732	0.19%	3/31/2022
Point 406 Ventures I, L.P.(a)(b)	North America	Venture		1,865,426	728,189	0.12%	12/31/2019
Pro SPV, LP(a)(b)	North America	Leveraged Buyout		8,378,969	10,173,596	1.67%	8/27/2021
PT2-A, L.P.(a)(b)	North America	Leveraged Buyout		6,454,213	8,503,129	1.40%	12/15/2021
Quad-C Partners VIII, LP(a)(b)	North America	Leveraged Buyout		672,956	4,166	0.00%	9/30/2021
Redpoint Ventures IV, L.P.(a)(b)	North America	Venture		3,020,976	1,477,909	0.24%	12/31/2020
Rembrandt Venture Partners Fund Two, L.P.(a)(b)	North America	Venture		922,119	946,610	0.16%	12/31/2019
Reverence Capital Partners Opportunities Fund I, L.P.(b)(e)	North America	Leveraged Buyout		1,467,030	1,660,058	0.27%	12/31/2020
Riverstone Global Energy and Power Fund VI, LP(b)	North America	Leveraged Buyout		284,839	607,523	0.10%	6/30/2021
Roark Capital Partners CF LP(a)(b)	North America	Leveraged Buyout		12,093,144	16,667,770	2.74%	8/19/2022
Savant Growth Fund I, LP(a)(b)	North America	Leveraged Buyout		1,952,928	1,566,214	0.26%	12/8/2020
SEI Holding I LP (a)(b)	North America	Leveraged Buyout		914,352	1,255,536	0.21%	3/31/2022
StepStone Real Estate Partners III, L.P.(b)(e)	North America	Fund of Funds		67,825	133,699	0.02%	6/30/2021
Summit Partners Growth Equity Fund IX-A, L.P.(a)(b)	North America	Leveraged Buyout		2,874,240	3,100,025	0.51%	6/30/2021
Summit Partners Subordinated Debt IV-B, L.P.(a)(b)	North America	Private Credit		694,505	540,643	0.09%	6/30/2021
TA XII-B, L.P.(a)(b)	North America	Leveraged Buyout		16,083,779	17,893,639	2.94%	6/30/2023
TA Subordinated Debt Fund III, L.P.(a)(b)	North America	Private Credit		363,604	430,416	0.07%	7/30/2021
TCW/Crescent Mezzanine Partners VB, L.P.(a)(b)	North America	Private Credit		26,042	353,288	0.06%	6/30/2021
The Peninsula Fund V, L.P.(b)	North America	Private Credit		8,445,021	10,344,625	1.70%	7/1/2021
The Resolute Fund III, L.P.(a)(b)	North America	Leveraged Buyout		1,651,848	2,434,287	0.40%	12/31/2021
The Veritas Capital Partners IV, LP(a)(b)	North America	Leveraged Buyout		28,583	80,709	0.01%	1/1/2022
TowerBrook Investors IV (OS), L.P.(b)	North America	Leveraged Buyout		4,438,384	3,412,192	0.56%	12/31/2021
TZP Capital Partners I (PIV), LP(a)(b)(e)	North America	Leveraged Buyout		79,876	97,000	0.02%	4/7/2021
TZP Capital Partners II-A (Blocker), LP(b)	North America	Leveraged Buyout		604,023	948,460	0.16%	4/7/2021
TZP Small Cap Partners I-A (Blocker), LP(b)	North America	Leveraged Buyout		281,539	262,478	0.04%	4/7/2021
Versant Venture Capital IV, L.P.(a)(b)	North America	Venture		6,545,505	1,024,261	0.17%	12/31/2020
Warburg Pincus Financial Sector, L.P.(a)(b)	North America	Leveraged Buyout		19,885,218	19,908,732	3.27%	6/30/2022
Warburg Pincus Global Growth L.P.(a)(b)	North America	Leveraged Buyout		17,138,390	25,107,659	4.13%	6/30/2022
Warburg Pincus Private Equity XII, L.P.(b)	North America	Leveraged Buyout		16,818,738	16,691,067	2.75%	6/30/2022
Total Secondary Investments (Cost $465,744,228) (89.23%)***					542,526,142
Total Investment Funds (Cost $496,116,871) (94.36%)***					$573,693,574

Short-Term Investment (11.39%)***	Shares	Fair Value
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 4.94% (g)	69,229,083	$69,229,083
Total Money Market Fund (Cost $69,229,083) (11.39%)***		$69,229,083

Total Investments (Cost $565,345,954) (105.75%)***		$642,922,657
Liabilities less other assets (-5.75%)***		(34,947,916)
Net Assets - 100.00%***		$607,974,741

Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market.

*	Restricted investments as to resale. Certain Investment Funds will distribute proceeds upon realization events and such proceeds are distributed at the discretion of the Investment Manager, as they become available.
**	The geographic region disclosed is based on where each Investment Fund is domiciled.
***	As a percentage of total net assets.
(a)	Non-income producing.
(b)	Investment Funds are issued in private placement transactions and as such are restricted as to resale per Rule 12-12-8 of Regulation S-X.
(c)	As of June 30, 2023, no capital has been contributed to this Investment Fund and the fair value represents a liability of a commitment to the Investment Fund.
(d)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.
(e)	Fair valued by the Valuation Designee based on policies and procedures established by the Board of Trustees and considered a Level 3 investment.
(f)	The Fund invests indirectly in Valextra SpA through Lord Investments S.a.r.l.
(g)	The rate quoted is the annualized seven-day yield of the fund at the period end.